Short-term bank borrowing (Tables)	12 Months Ended
Dec. 31, 2016
Short-term bank borrowing
Schedule of short-term bank borrowing
	As of December 31,
	2015	2016
	RMB	RMB
PRC domestic commercial banks	300,000	450,000

	300,000	450,000